Goodwill and Other Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	24 Months Ended
Dec. 31, 2013
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Changes to the carrying amount of goodwill	$ 0